                                                  -----------------------------
                                                           OMB APPROVAL
                                                  -----------------------------
                                                  OMB Number:         3235-0570
                                                  Expires:    November 30, 2005
                                                  Estimated average burden
                                                  hours per response....... 5.0
                                                  -----------------------------
                                UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                                  FORM N-CSR

                  CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                       MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-7838
                                  ---------------------------------------------

American Select Portfolio Inc.
-------------------------------------------------------------------------------
              (Exact name of registrant as specified in charter)

800 Nicollet Mall  Minneapolis, MN 55402
-------------------------------------------------------------------------------
      (Address of principal executive offices)                (Zip code)

Robert H. Nelson - 800 Nicollet Mall Minneapolis, MN 55402
-------------------------------------------------------------------------------
                        (Name and address of agent for service)

Registrant's telephone number, including area code: 800-677-3863
                                                   ----------------------------

Date of fiscal year end: November 30, 2003
                        --------------------------
Date of reporting period: May 31, 2003
                         -------------------------

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. Section 3507.

Item 1. Report to Shareholders

[FIRST AMERICAN (TM) LOGO]

[GRAPHIC]


AMERICAN SELECT PORTFOLIO INC.

SLA


MAY 31, 2003
SEMIANNUAL REPORT

[FIRST AMERICAN (TM) LOGO]

AMERICAN SELECT PORTFOLIO INC.

As you are probably aware, the board of directors for American Select Portfolio Inc. (the "Fund"), as well as American Strategic Income Portfolio Inc., American Strategic Income Portfolio Inc. II , and American Strategic Income Portfolio Inc. III (collectively, the "Existing Funds"), has approved a proposal to reorganize these four funds into the First American Strategic Real Estate Portfolio, Inc., a specialty finance company that would elect to be taxed as a real estate investment trust ("REIT"). Shareholders of the Existing Funds who do not wish to receive shares of the REIT will have the option, subject to certain limitations, of electing to exchange their shares for shares of First American Strategic Income Portfolio Inc., a newly formed closed-end management investment company with investment policies, restrictions, and strategies substantially similar to those of the Existing Funds. This transaction is subject to review by the Securities and Exchange Commission, approval by the Fund's shareholders, and certain other conditions. There is no assurance that the transaction will be completed.

OUR IMAGE-GEORGE WASHINGTON

HIS RICH LEGACY AS PATRIOT AND LEADER IS WIDELY RECOGNIZED AS EMBODYING THE SOUND JUDGMENT, RELIABILITY, AND STRATEGIC VISION THAT ARE CENTRAL TO OUR BRAND. FASHIONED IN A STYLE REMINISCENT OF AN 18TH CENTURY ENGRAVING, THE ILLUSTRATION CONVEYS THE SYMBOLIC STRENGTH AND VITALITY OF WASHINGTON, WHICH ARE ATTRIBUTES THAT WE VALUE AT FIRST AMERICAN.

    TABLE OF CONTENTS

 1  Financial Statements

 5  Notes to Financial Statements

17  Investments in Securities

24  Shareholder Update

NOT FDIC INSURED NO BANK GUARANTEE MAY LOSE VALUE

FINANCIAL STATEMENTS (Unaudited)

STATEMENT OF ASSETS AND LIABILITIES  May 31, 2003
.................................................................................

ASSETS:
Investments in securities at value* (note 2)......  $190,266,015
Accrued interest receivable.......................     1,067,093
Other assets......................................        79,966
                                                    ------------
  Total assets....................................   191,413,074
                                                    ------------
LIABILITIES:
Reverse repurchase agreements payable (note 2)....    46,469,737
Accrued investment management fee.................        38,726
Bank overdraft....................................        79,501
Accrued administrative fee........................        30,627
Accrued interest expense..........................        40,966
Accrued reorganization expenses (notes 3 and 6)...       116,793
Other accrued expenses............................        20,995
                                                    ------------
  Total liabilities...............................    46,797,345
                                                    ------------
  Net assets applicable to outstanding capital
    stock.........................................  $144,615,729
                                                    ============
COMPOSITION OF NET ASSETS:
Capital stock and additional paid-in capital......  $153,233,654
Undistributed net investment income...............       270,652
Accumulated net realized loss on investments......   (15,203,685)
Unrealized appreciation of investments............     6,315,108
                                                    ------------

  Total-representing net assets applicable to
    capital stock.................................  $144,615,729
                                                    ============
*Investments in securities at identified cost.....  $183,950,907
                                                    ============
NET ASSET VALUE AND MARKET PRICE OF CAPITAL STOCK:
Net assets outstanding............................  $144,615,729
Shares outstanding (authorized 1 billion shares of
  $0.01 par value)................................    10,662,195
Net asset value per share.........................  $      13.56
Market price per share............................  $      13.72

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

              2003 SEMIANNUAL REPORT  1  American Select Portfolio

FINANCIAL STATEMENTS (Unaudited) continued

STATEMENT OF OPERATIONS  For the Six Months Ended May 31, 2003
.................................................................................

INCOME:
Interest (net of interest expense of $752,547)....  $  6,399,906
Dividends.........................................        34,036
Dividends from affiliated money market fund.......        16,395
                                                    ------------

  Total investment income.........................     6,450,337
                                                    ------------
EXPENSES (NOTE 3):
Investment management fee.........................       358,555
Administrative fee................................       179,278
Custodian fees....................................        14,342
Transfer agent fees...............................        15,064
Exchange listing and registration fees............        42,342
Reports to shareholders...........................        26,381
Mortgage servicing fees...........................        70,437
Directors' fees...................................        12,450
Audit and legal fees..............................       104,200
Financial advisory and accounting fees............        52,441
Other expenses....................................        25,879
                                                    ------------
  Total expenses..................................       901,369
                                                    ------------

  Net investment income...........................     5,548,968
                                                    ------------
NET REALIZED AND UNREALIZED GAINS (LOSSES) ON
  INVESTMENTS (NOTE 4):
Net realized gain on investments in securities....       740,768
Net change in unrealized appreciation or
  depreciation of investments.....................       492,129
                                                    ------------

  Net gain on investments.........................     1,232,897
                                                    ------------

    Net increase in net assets resulting from
      operations..................................  $  6,781,865
                                                    ============

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

              2003 SEMIANNUAL REPORT  2  American Select Portfolio

STATEMENT OF CASH FLOWS  For the Six Months Ended May 31, 2003
.................................................................................

CASH FLOWS FROM OPERATING ACTIVITIES:
Investment income.................................  $  6,450,337
Expenses..........................................      (901,369)
                                                    ------------
  Net investment income...........................     5,548,968
                                                    ------------
Adjustments to reconcile net investment income to
  net cash provided by operating activities:
  Net accretion of bond discounts and amortization
    of premiums...................................         6,992
  Change in accrued interest receivable...........       (78,924)
  Change in accrued fees and expenses.............      (200,724)
  Change in other assets..........................        15,188
                                                    ------------
    Total adjustments.............................      (257,468)
                                                    ------------

    Net cash provided by operating activities.....     5,291,500
                                                    ------------
CASH FLOWS FROM INVESTING ACTIVITIES:
Proceeds from sales of investments................    43,966,943
Purchases of investments..........................   (61,951,891)
Net sales of short-term securities................       513,494
                                                    ------------

    Net cash used by investing activities.........   (17,471,454)
                                                    ------------
CASH FLOWS FROM FINANCING ACTIVITIES:
Net proceeds from reverse repurchase agreements...    17,969,737
Distributions paid to shareholders................    (5,864,208)
                                                    ------------

    Net cash provided by financing activities.....    12,105,529
                                                    ------------
Net decrease in cash..............................       (74,425)
Bank overdraft at beginning of period.............        (5,076)
                                                    ------------

    Bank overdraft at end of period...............  $    (79,501)
                                                    ============
Supplemental disclosure of cash flow information:
    Cash paid for interest........................  $    766,326
                                                    ============

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

              2003 SEMIANNUAL REPORT  3  American Select Portfolio

FINANCIAL STATEMENTS (Unaudited) continued

STATEMENTS OF CHANGES IN NET ASSETS
.................................................................................

                                          SIX MONTHS ENDED
                                              5/31/03        YEAR ENDED
                                            (UNAUDITED)       11/30/02
                                          ----------------  -------------
OPERATIONS:
Net investment income...................    $  5,548,968    $ 12,017,538
Net realized gain on investments........         740,768       1,092,850
Net change in unrealized appreciation or
  depreciation of investments...........         492,129         765,118
                                            ------------    ------------

  Net increase in net assets resulting
    from operations.....................       6,781,865      13,875,506
                                            ------------    ------------
DISTRIBUTIONS TO SHAREHOLDERS (NOTE 2):
From net investment income..............      (5,864,208)    (12,794,634)
                                            ------------    ------------

  Total increase in net assets..........         917,657       1,080,872
Net assets at beginning of period.......     143,698,072     142,617,200
                                            ------------    ------------

Net assets at end of period.............    $144,615,729    $143,698,072
                                            ============    ============

Undistributed net investment income.....    $    270,652    $    585,892
                                            ============    ============

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

              2003 SEMIANNUAL REPORT  4  American Select Portfolio

NOTES TO FINANCIAL STATEMENTS (Unaudited)

(1) ORGANIZATION
.............................
                American Select Portfolio Inc. (the "Fund") is registered under the Investment Company Act of 1940 (as amended) as a diversified, closed-end management investment company. The Fund emphasizes investments in mortgage-related assets that directly or indirectly represent a participation in or are secured by and payable from mortgage loans. It may also invest in U.S. government securities and corporate debt securities. The Fund may enter into dollar roll transactions. In addition, the Fund may borrow using reverse repurchase agreements and revolving credit facilities. Fund shares are listed on the New York Stock Exchange under the symbol SLA.

(2) SUMMARY OF
  SIGNIFICANT
  ACCOUNTING
  POLICIES
.............................
                SECURITY VALUATIONS
                Security valuations for the Fund's investments (other than whole loans) are furnished by one or more independent pricing services that have been approved by the Fund's board of directors. Investments in equity securities that are traded on a national securities exchange (or reported on the NASDAQ national market system) are stated at the last quoted sales price if readily available for such securities on each business day. For securities traded on the NASDAQ national market system, the Fund utilizes the NASDAQ Official Closing Price which compares the last trade to the bid/ask price of a security. If the last trade is outside the bid/ask range, and falls above the ask, the ask price will be the closing price. If the last trade is below the bid, the bid will be the closing price. Other equity securities traded in the over-the-counter market and listed equity securities for which no sale was reported on that date are stated at the last quoted bid price.

                Debt obligations exceeding 60 days to maturity are valued by an independent pricing service. The pricing

              2003 SEMIANNUAL REPORT  5  American Select Portfolio

               NOTES TO FINANCIAL STATEMENTS (Unaudited) continued

                service may employ methodologies that utilize actual market transactions, broker-dealer supplied valuations, or other formula driven valuation techniques. These techniques generally consider such factors as yields or prices of bonds of comparable quality, type of issue, coupon, maturity, ratings, and general market conditions. Securities for which prices are not available from an independent pricing service but where an active market exists are valued using market quotations obtained from one or more dealers that make markets in the securities or from a widely-used quotation system. When market quotations are not readily available, securities are valued at fair value as determined in good faith by procedures established and approved by the Fund's board of directors. Debt obligations with 60 days or less remaining until maturity may be valued at their amortized cost which approximates market value. Security valuations are performed once a week and at the end of each month.

                The Fund's investments in whole loans (multifamily and commercial) and participation mortgages are generally not traded in any organized market and therefore market quotations are not readily available. These investments are valued at "fair value" according to procedures adopted by the Fund's board of directors. Pursuant to these procedures, whole loan investments are initially valued at cost and their values are subsequently monitored and adjusted pursuant to a U.S. Bancorp Asset Management, Inc. ("USBAM") pricing model designed to incorporate, among other things, the present value of the projected stream of cash flows on such investments. The pricing model takes into account a number of relevant factors including the projected rate of prepayments, the delinquency profile, the historical payment record, the expected yield at purchase, changes in prevailing interest rates, and changes in the real or

              2003 SEMIANNUAL REPORT  6  American Select Portfolio
                perceived liquidity of whole loans or participation mortgages, as the case may be. The results of the pricing model may be further subject to price ceilings due to the illiquid nature of the loans. Changes in prevailing interest rates, real or perceived liquidity, yield spreads, and creditworthiness are factored into the pricing model each week.

                Certain mortgage loan information is received once a month. This information includes, but is not limited to, the projected rate of prepayments, projected rate and severity of defaults, the delinquency profile and the historical payment record. Valuations of whole loans and participation mortgages are determined no less frequently than weekly. Although we believe the pricing model to be reasonable and appropriate, the actual values that may be realized upon the sale of whole loans and participation mortgages can only be determined in a negotiation between the Fund and third parties.

                As of May 31, 2003, the Fund held fair valued securities with a fair value of $167,465,497 or 115.8% of total net assets.

                SECURITY TRANSACTIONS AND INVESTMENT INCOME
                Security transactions are accounted for on the date securities are purchased or sold. Realized gains and losses are calculated on the identified-cost basis. Dividend income is recorded on the ex-dividend date. Interest income, including accretion of bond discounts and amortization of premiums, is recorded on an accrual basis.

                WHOLE LOANS AND PARTICIPATION MORTGAGES
                Whole loans and participation mortgages may bear a greater risk of loss arising from a default on the part of

              2003 SEMIANNUAL REPORT  7  American Select Portfolio

               NOTES TO FINANCIAL STATEMENTS (Unaudited) continued

                the borrower of the underlying loans than do traditional mortgage-backed securities. This is because whole loans and participation mortgages, unlike most mortgage-backed securities, generally are not backed by any government guarantee or private credit enhancement. Such risk may be greater during a period of declining or stagnant real estate values. In addition, the individual loans underlying whole loans and participation mortgages may be larger than the loans underlying mortgage-backed securities. With respect to participation mortgages, the Fund generally will not be able to unilaterally enforce its rights in the event of a default, but rather will be dependent on the cooperation of the other participation holders.

                The Fund does not record past due interest as income until received. The Fund may incur certain costs and delays in the event of a foreclosure. Also, there is no assurance that the subsequent sale of the property will produce an amount equal to the sum of the unpaid principal balance of the loan as of the date the borrower went into default, the accrued unpaid interest and all of the foreclosure expenses. In this case, the Fund may suffer a loss. At May 31, 2003, no multifamily or commercial loans were delinquent.

                Real estate acquired through foreclosure, if any, is recorded at estimated fair value. The Fund may receive rental or other income as a result of holding real estate. In addition, the Fund may incur expenses associated with maintaining any real estate owned. As of and for the six months ended May 31, 2003, the Fund owned no real estate.

                REVERSE REPURCHASE AGREEMENTS
                Reverse repurchase agreements involve the sale of a portfolio-eligible security by the Fund, coupled with an

              2003 SEMIANNUAL REPORT  8  American Select Portfolio
                agreement to repurchase the security at a specified date and price. Reverse repurchase agreements may increase volatility of the Fund's net asset value and involve the risk that interest costs on money borrowed may exceed the return on securities purchased with that borrowed money. Reverse repurchase agreements are considered to be borrowings by the Fund, and are subject to the Fund's overall restriction on borrowing under which it must maintain asset coverage of at least 300%. For the six months ended May 31, 2003, the weighted average borrowings outstanding were $50,539,271 and the weighted average interest rate was 2.66%.

                SECURITIES PURCHASED ON A WHEN-ISSUED BASIS
                Delivery and payment for securities that have been purchased by the Fund on a when-issued or forward-commitment basis can take place a month or more after the transaction date. During this period, such securities do not earn interest, are subject to market fluctuation and may increase or decrease in value prior to their delivery. The Fund segregates, with its custodian, assets with a market value equal to the amount of its purchase commitments. The purchase of securities on a when-issued or forward-commitment basis may increase the volatility of the Fund's net asset value if the Fund makes such purchases while remaining substantially fully invested. As of May 31, 2003, the Fund had no outstanding when-issued or forward commitments.

                FEDERAL TAXES
                The Fund intends to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and not be subject to federal income tax. Therefore, no income tax provision is

              2003 SEMIANNUAL REPORT  9  American Select Portfolio

               NOTES TO FINANCIAL STATEMENTS (Unaudited) continued

                required. The Fund also intends to distribute its taxable net investment income and realized gains, if any, to avoid the payment of any federal excise taxes.

                Net investment income and net realized gains and losses may differ for financial statement and tax purposes primarily because of the timing of recognition of income on certain mortgage-backed securities. The character of distributions made during the year from net investment income or net realized gains may differ from its ultimate characterization for federal income tax purposes.

                The tax character of distributions paid during the six months ended May 31, 2003 (estimated) and the fiscal year ended November 30, 2002 were as follows:

                                             2003        2002
                                          ----------  -----------
Distributions paid from ordinary
  income................................  $5,864,208  $12,794,634
                                          ==========  ===========

                At November 30, 2002, the Fund's most recently completed fiscal year end, the components of accumulated earnings (deficit) on a tax basis were as follows:

Undistributed ordinary income.....................  $   585,892
Accumulated realized losses on investments........  (13,520,601)
Unrealized appreciation of investments............    3,399,127
                                                    -----------
Accumulated deficit...............................  $(9,535,582)
                                                    ===========

                The difference between book basis and tax basis unrealized appreciation and accumulated realized losses at November 30, 2002 is attributable to a one time tax election whereby the Fund marked appreciated securities to market creating capital gains that were used to reduce capital loss carryovers and increase tax cost basis.

             2003 SEMIANNUAL REPORT  10  American Select Portfolio

                DISTRIBUTIONS TO SHAREHOLDERS
                Distributions from net investment income are made monthly and realized capital gains, if any, will be distributed at least annually. These distributions are recorded as of the close of business on the ex-dividend date. Such distributions are payable in cash or, pursuant to the Fund's dividend reinvestment plan, reinvested in additional shares of the Fund's capital stock. Under the plan, Fund shares will be purchased in the open market unless the market price plus commissions exceeds the net asset value by 5% or more. If, at the close of business on the dividend payment date, the shares purchased in the open market are insufficient to satisfy the dividend reinvestment requirement, the Fund will issue new shares at a discount of up to 5% from the current market price.

                REPURCHASE AGREEMENTS AND OTHER SHORT-TERM SECURITIES
                For repurchase agreements entered into with certain broker-dealers, the Fund, along with other affiliated registered investment companies, may transfer uninvested cash balances into a joint trading account, the daily aggregate balance of which is invested in repurchase agreements secured by U.S. government or agency obligations. Securities pledged as collateral for all individual and joint repurchase agreements are held by the Fund's custodian bank until maturity of the repurchase agreement. Provisions for all agreements ensure that the daily market value of the collateral is in excess of the repurchase amount, including accrued interest, to protect the Fund in the event of a default. In addition to repurchase agreements, the Fund may invest in money market funds advised by USBAM.

                USE OF ESTIMATES
                The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates

             2003 SEMIANNUAL REPORT  11  American Select Portfolio

               NOTES TO FINANCIAL STATEMENTS (Unaudited) continued

                and assumptions that affect the reported amounts in the financial statements. Actual results could differ from these estimates.

(3) EXPENSES
.............................
                INVESTMENT MANAGEMENT AND ADMINISTRATIVE FEES
                Pursuant to an investment advisory agreement (the "Agreement"), USBAM, a subsidiary of U.S. Bank National Association ("U.S. Bank"), manages the Fund's assets and furnishes related office facilities, equipment, research, and personnel. The Agreement provides USBAM with a monthly investment management fee in an amount equal to an annualized rate of 0.50% of the Fund's average weekly net assets. For its fee, USBAM provides investment advice and, in general, conducts the management and investment activities of the Fund.

                Pursuant to a co-administration agreement (the "Co-Administration Agreement"), USBAM serves as co-administrator for the Fund (U.S. Bancorp Fund Services, LLC, a subsidiary of U.S. Bancorp is also co-administrator but currently has no functional responsibilities related to the Fund) and provides administrative services, including legal and shareholder services, to the Fund. Under the Co-Administration Agreement, USBAM receives a monthly fee equal to an annualized rate of 0.25% of the Fund's average weekly net assets. For its fee, USBAM provides numerous services to the Fund, including but not limited to, handling the general business affairs, financial and regulatory reporting, and various record-keeping services. Separate from the Co-Administration Agreement, USBAM (from its own resources) has retained SEI Investments, Inc. as a sub-administrator to perform, among other services, net asset value calculations.

                The Fund may invest in money market funds that are series of First American Funds, Inc. ("FAF"), subject to certain limitations. The terms of such investments are

             2003 SEMIANNUAL REPORT  12  American Select Portfolio
                identical to those of investments by non-related entities except that, to avoid duplicative investment advisory fees, USBAM reimburses the Fund an amount equal to the investment advisory fee paid by FAF to USBAM related to such investments. For financial statement purposes, this reimbursement is recorded as investment income.

                MORTGAGE SERVICING FEES
                The Fund enters into mortgage servicing agreements with mortgage servicers for whole loans and participation mortgages. For a fee, mortgage servicers maintain loan records, such as insurance and taxes and the proper allocation of payments between principal and interest.

                PROPOSED REORGANIZATION EXPENSES
                As discussed in Note 6, the Fund has taken certain steps to reorganize along with certain other similar entities managed by USBAM. As set forth below, certain costs and expenses incurred in connection with the proposed reorganization of the Fund (including, but not limited to, the preparation of all necessary registration statements, proxy materials and other documents, preparation for and attendance at board and committee, shareholder, planning, organizational, and other meetings, and costs and expenses of accountants, attorneys, financial advisors, and other experts engaged in connection with the reorganization) shall be borne by the Fund, American Strategic Income Portfolio Inc., American Strategic Income Portfolio
                Inc. II, and American Strategic Income Portfolio Inc. III (collectively, the "Existing Funds"). The Existing Funds as a group will bear the first $3,400,000 of such expenses and will, subject to certain exceptions, equally share all transaction expenses in excess of $3,400,000 with USBAM. Such costs and expenses will be allocated among the Existing Funds based on their relative net

             2003 SEMIANNUAL REPORT  13  American Select Portfolio

               NOTES TO FINANCIAL STATEMENTS (Unaudited) continued

                asset values whether or not an Existing Fund participates in the reorganization. Additionally, costs and expenses incurred in connection with the legal representation of USBAM's interests with respect to the reorganization and related matters will be borne by USBAM. The current estimated costs and expenses related to the reorganization are $4,500,000. Based on the net asset values of the Existing Funds as of May 31, 2003, the Fund would bear approximately 21% of the total expenses of the reorganization. During the six months ended May 31, 2003, the Fund incurred $145,493 in reorganization expenses.

                OTHER FEES AND EXPENSES
                In addition to the investment management, administrative, and mortgage servicing fees, the Fund is responsible for paying most other operating expenses, including: outside directors' fees and expenses, custodian fees, exchange listing and registration fees, printing and shareholder reports, transfer agent fees and expenses, financial advisory, legal, auditing and accounting services, insurance, interest, expenses related to real estate owned, fees to outside parties retained to assist in conducting due diligence, taxes, and other miscellaneous expenses.

                During the six months ended May 31, 2003, fees for custody services were paid to U.S. Bank.

(4) INVESTMENT SECURITY
    TRANSACTIONS
.............................
                Cost of purchases and proceeds from sales of securities and real estate, other than temporary investments in short-term securities, for the six months ended May 31, 2003 aggregated $61,944,899 and $43,966,943, respectively. Included in proceeds from sales are $736,436 from prepayment penalties.

             2003 SEMIANNUAL REPORT  14  American Select Portfolio

(5) CAPITAL LOSS CARRYOVER
.............................
                For federal income tax purposes, the Fund had capital loss carryovers at November 30, 2002, which, if not offset by subsequent capital gains, will expire on the Fund's fiscal year-ends as indicated below.

CAPITAL LOSS
 CARRYOVER    EXPIRATION
------------  ----------
$13,489,685      2003
     30,916      2010
-----------
$13,520,601
===========

(6) PROPOSED
    REORGANIZATION
.............................
                A combined proxy statement/registration statement, last amended on April 22, 2003, has been filed with the Securities and Exchange Commission ("SEC") in which it is proposed that the Fund, along with American Strategic Income Portfolio Inc. ("ASP"), American Strategic Income Portfolio Inc. II ("BSP"), and American Strategic Income Portfolio Inc. III ("CSP"), reorganize into First American Strategic Real Estate Portfolio, Inc., a specialty real estate finance company that would elect to be taxed as a real estate investment trust ("REIT"). Shareholders of the Fund, ASP, BSP, and CSP who do not wish to receive shares of the REIT will have the option, subject to certain limitations, of electing to exchange their shares for shares in First American Strategic Income Portfolio Inc., a newly formed closed-end management investment company with investment policies, restrictions and strategies substantially similar to those of the Fund, ASP, BSP, and CSP. This transaction is subject to review by the SEC, approval by the Fund's shareholders, and certain other conditions. There is no assurance that the transaction will be completed.

             2003 SEMIANNUAL REPORT  15  American Select Portfolio

NOTES TO FINANCIAL Statements (Unaudited) continued

(7) FINANCIAL HIGHLIGHTS
.............................
                Per-share data for a share of capital stock outstanding throughout each period and selected information for each period are as follows:

AMERICAN SELECT PORTFOLIO

                           SIX MONTHS
                              ENDED                 YEAR ENDED NOVEMBER 30,
                             5/31/03    ------------------------------------------------
                           (UNAUDITED)    2002      2001      2000      1999      1998
                           -----------  --------  --------  --------  --------  --------
PER-SHARE DATA
Net asset value,
  beginning of period....    $13.48      $13.38    $12.85    $12.67    $12.96    $12.88
                             ------      ------    ------    ------    ------    ------
Operations:
  Net investment
    income...............      0.52        1.13      1.13      1.01      1.02      1.06
  Net realized and
    unrealized gains
    (losses) on
    investments..........      0.11        0.17      0.47      0.18     (0.26)     0.12
                             ------      ------    ------    ------    ------    ------
    Total from
      operations.........      0.63        1.30      1.60      1.19      0.76      1.18
                             ------      ------    ------    ------    ------    ------
Distributions to
  shareholders:
  From net investment
    income...............     (0.55)      (1.20)    (1.07)    (1.01)    (1.05)    (1.10)
                             ------      ------    ------    ------    ------    ------
Net asset value, end of
  period.................    $13.56      $13.48    $13.38    $12.85    $12.67    $12.96
                             ======      ======    ======    ======    ======    ======
Market value, end of
  period.................    $13.72      $12.86    $13.54    $11.50    $11.69    $12.13
                             ======      ======    ======    ======    ======    ======
SELECTED INFORMATION
Total return, net asset
  value (a)..............      4.76%      10.13%    12.83%     9.87%     6.03%     9.51%
Total return, market
  value (b)..............     11.16%       3.91%    28.22%     7.49%     5.21%    13.12%
Net assets at end of
  period (in millions)...    $  145      $  144    $  143    $  137    $  150    $  155
Ratio of expenses to
  average weekly net
  assets including
  interest expense.......      2.31% (d)    2.82%    3.02%     3.55%     3.28%     3.34%
Ratio of expenses to
  average weekly net
  assets excluding
  interest expense.......      1.26% (d)    1.47%    1.02%     1.14%     1.11%     1.09%
Ratio of net investment
  income to average
  weekly net assets......      7.70% (d)    8.41%    8.56%     7.98%     7.88%     8.08%
Portfolio turnover rate
  (excluding short-term
  securities)............        23%         31%       28%       44%       24%       41%
Amount of borrowings
  outstanding at end of
  period (in millions)...    $   46      $   29    $   47    $   46    $   51    $   57
Per-share amount of
  borrowings outstanding
  at end of period.......    $ 4.36      $ 2.67    $ 4.44    $ 4.28    $ 4.30    $ 4.77
Per-share amount of net
  assets, excluding
  borrowings, at end of
  period.................    $17.92      $16.15    $17.82    $17.13    $16.97    $17.73
Asset coverage ratio
  (c)....................       411%        604%      401%      401%      394%      372%

(a)  Assumes reinvestment of distributions at net asset value.
(b) Assumes reinvestment of distributions at actual prices pursuant to the Fund's dividend reinvestment plan.
(c) Represents net assets, excluding borrowings, at end of period divided by borrowings outstanding at end of period.
(d)  Annualized.

             2003 SEMIANNUAL REPORT  16  American Select Portfolio

INVESTMENTS IN SECURITIES (Unaudited)

AMERICAN SELECT PORTFOLIO                                         May 31, 2003
                                  Date          Par
Description of Security         Acquired       Value           Cost       Value (a)
------------------------------  --------  ---------------  ------------  ------------

(PERCENTAGES OF EACH INVESTMENT CATEGORY RELATE TO TOTAL NET ASSETS)
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES (B) (14.4%):
  FIXED RATE (14.4%):
        FHLMC, 5.50%,
          1/1/18..............            $ 7,724,965      $  7,994,137  $  7,999,976
        FHLMC, 7.50%,
          12/1/29.............              2,194,654         2,152,556     2,335,244
        FNMA, 5.00%,
          11/1/17.............              2,838,470         2,855,506     2,946,091
        FNMA, 6.50%, 6/1/29...              6,355,848         6,311,497     6,637,921
        FNMA, 7.50%, 5/1/30...                603,354           582,618       642,759
        FNMA, 8.00%, 5/1/30...                193,728           191,226       208,862
                                                           ------------  ------------

        Total U.S. Government
          Agency
          Mortgage-Backed
          Securities..........                               20,087,540    20,770,852
                                                           ------------  ------------
CORPORATE NOTES (E) (3.5%):
  FIXED RATE (3.5%):
        Stratus Properties,
          9.25%, 1/1/06.......  12/28/00    5,000,000         5,000,000     5,050,000
                                                           ------------  ------------
WHOLE LOANS AND PARTICIPATION MORTGAGES (C,D,E) (112.3%):
  COMMERCIAL LOANS (41.3%):
      7 Broadway Place,
        6.91%, 5/1/06.........  04/30/01    3,384,045(b)      3,384,045     3,485,566
      Advanced Circuits and
        Hopkins II Business
        Center,
        7.40%, 12/1/04........  11/08/01    3,778,975(b)      3,778,975     3,816,765
      Best Buy,
        8.63%, 1/1/11.........  12/29/00    1,893,907         1,893,907     1,988,602
      Canyon Portal,
        10.38%, 1/1/07........  12/27/01    1,989,522         1,989,522     2,049,208
      Career Education
        Corporation,
        7.50%, 6/1/07.........  05/15/02    3,350,091(b)      3,350,091     3,517,595
      Community Coffee Office
        Building,
        6.91%, 5/1/04.........  04/30/01    4,904,413(b)      4,904,412     4,953,457
      Galtier Plaza,
        9.19%, 3/1/05.........  02/02/00    4,692,265         4,692,265     4,786,110

SEE ACCOMPANYING NOTES TO INVESTMENTS IN SECURITIES.

             2003 SEMIANNUAL REPORT  17  American Select Portfolio

INVESTMENTS IN SECURITIES (Unaudited) continued

AMERICAN SELECT PORTFOLIO
(CONTINUED)
                                  Date          Par
Description of Security         Acquired       Value           Cost       Value (a)
------------------------------  --------  ---------------  ------------  ------------

      Landmark Bank Center I,
        7.90%, 6/1/07.........  05/30/02  $ 4,060,098      $  4,060,098  $  4,263,103
      Landmark Bank Center II,
        14.88%, 5/1/07........  05/30/02      817,500           817,500       858,375
      Northlynn Plaza,
        7.65%, 9/1/12.........  08/22/02    3,964,777(b)      3,964,777     4,163,016
      Parkway Business Center,
        7.65%, 11/1/03........  10/22/98    3,622,770(b)      3,622,770     3,622,770
      Peony Promenade,
        6.93%, 6/1/13.........  05/12/03    5,250,000         5,250,000     5,512,500
      Point Plaza,
        8.43%, 1/1/11.........  12/14/00    6,255,860(b)      6,255,860     6,568,653
      Poway Library Plaza,
        7.40%, 1/1/10.........  12/19/02    2,986,192         2,986,192     3,135,502
      Town Square #6,
        7.40%, 9/1/12.........  08/02/02    4,063,837(b)      4,063,837     4,267,028
      Victory Packaging,
        8.53%, 1/1/12.........  12/20/01    2,572,219(b)      2,572,219     2,700,830
                                                           ------------  ------------
                                                             57,586,470    59,689,079
                                                           ------------  ------------

  MULTIFAMILY LOANS (71.0%):
      Casa del Vista
        Apartments,
        8.40%, 1/1/08.........  12/15/00    2,951,681(b)      2,951,681     3,099,265
      Castle Arms Apartments,
        8.00%, 4/1/06.........  03/19/99      940,368           940,368       968,579
      Centre Court, White
        Oaks, and Green Acres
        Apartments,
        8.65%, 1/1/09.........  12/30/98    3,907,080(b)      3,907,080     4,102,434
      Churchill Park
        Apartments I,
        6.53%, 2/1/06.........  12/23/02    8,650,000(b)      8,650,000     8,909,500
      Churchill Park
        Apartments II,
        9.88%, 2/1/06.........  12/23/02      375,000           375,000       386,250
      El Conquistador
        Apartments,
        7.65%, 4/1/09.........  03/24/99    2,782,465(b)      2,782,465     2,921,588

SEE ACCOMPANYING NOTES TO INVESTMENTS IN SECURITIES.

             2003 SEMIANNUAL REPORT  18  American Select Portfolio

AMERICAN SELECT PORTFOLIO
(CONTINUED)
                                  Date          Par
Description of Security         Acquired       Value           Cost       Value (a)
------------------------------  --------  ---------------  ------------  ------------

      Evergreen, Northview,
        Greenwood, and Fern
        Court Apartments,
        9.40%, 6/1/05.........  05/22/00  $ 4,528,756      $  4,528,756  $  4,755,194
      Greenwood Residences,
        7.63%, 4/1/08.........  03/12/98    2,273,853(b)      2,273,853     2,387,546
      Hidden Colony
        Apartments,
        7.90%, 6/1/08.........  03/22/94    2,985,305(b)      2,964,335     3,134,571
      Hunter's Meadow,
        7.80%, 8/1/12.........  07/02/02    6,439,981         6,439,981     6,761,980
      La Casa Apartments,
        6.80%, 1/1/06.........  12/30/02    5,082,713         5,082,713     5,235,195
      Lakeville Apartments,
        7.90%, 5/1/08.........  04/24/98    2,352,986(b)      2,352,986     2,470,635
      Lambert Gardens
        Apartments,
        6.90%, 2/1/08.........  01/17/03    4,531,765(b)      4,531,765     4,758,353
      Park Vista Apartments,
        8.58%, 9/1/05.........  08/30/00    2,200,000(b)      2,200,000     2,198,014
      Parkside Apartments,
        5.43%, 5/1/08.........  04/14/03    6,575,000         6,575,000     6,903,750
      Revere Apartments,
        7.28%, 5/1/09.........  04/22/99    1,245,213         1,245,213     1,307,474
      Sheridan Ponds
        Apartments,
        8.63%, 1/1/07.........  01/17/02    6,998,888(b)      6,963,894     7,278,844
      Signature Park
        Apartments,
        9.90%, 12/1/07........  11/14/02    4,725,000         4,725,000     4,725,000
      Sterling Court
        Apartments I,
        6.90%, 2/1/06.........  01/14/03    3,700,000(b)      3,700,000     3,848,000
      Sterling Court
        Apartments II,
        12.38%, 2/1/06........  01/14/03      460,000           460,000       478,400
      Summit Chase Apartments
        I,
        4.23%, 5/1/06.........  04/15/03    8,200,000         8,200,000     8,431,650
      Summit Chase Apartments
        II,
        9.88%, 5/1/06.........  04/15/03    1,647,000         1,647,000     1,554,648
      The Oaks of Lake Bluff
        Apartments,
        8.40%, 2/1/06.........  01/24/01    3,845,588(b)      3,845,588     3,960,955

SEE ACCOMPANYING NOTES TO INVESTMENTS IN SECURITIES.

             2003 SEMIANNUAL REPORT  19  American Select Portfolio

INVESTMENTS IN SECURITIES (Unaudited) continued

AMERICAN SELECT PORTFOLIO
(CONTINUED)
                                  Date      Par Value/
Description of Security         Acquired      Shares           Cost       Value (a)
------------------------------  --------  ---------------  ------------  ------------

      The Willows Retirement
        Apartments at
        Bellingham,
        9.38%, 3/1/05.........  02/14/02  $ 1,492,042      $  1,492,042  $  1,496,646
      Woodstock Apartments I,
        7.43%, 1/1/05.........  12/06/01    8,300,000(b)      8,300,000     8,466,000
      Woodstock Apartments II,
        13.38%, 1/1/05........  12/06/01    1,000,000         1,000,000       994,444
      Woodvine Park
        Condominiums,
        8.48%, 4/1/10.........  03/31/00    1,134,765         1,134,765     1,191,503
                                                           ------------  ------------
                                                             99,269,485   102,726,418
                                                           ------------  ------------

        Total Whole Loans and
          Participation
          Mortgages...........                              156,855,955   162,415,497
                                                           ------------  ------------
PREFERRED STOCKS (0.3%):
  REAL ESTATE INVESTMENT TRUSTS (0.3%):
      AMB Property............                  5,000           125,399       126,550
      Archstone Community
        Trust, Series D.......                  3,525            91,862        95,845
      CarrAmerica Realty
        Trust, Series B.......                    665            15,807        16,825
      CarrAmerica Realty
        Trust, Series C.......                  5,000           117,737       125,950
      CarrAmerica Realty
        Trust, Series D.......                  5,000           118,823       126,000
      Duke Realty Investments,
        Series E..............                    625            15,506        16,219
                                                           ------------  ------------

        Total Preferred
          Stocks..............                                  485,134       507,388
                                                           ------------  ------------

SEE ACCOMPANYING NOTES TO INVESTMENTS IN SECURITIES.

             2003 SEMIANNUAL REPORT  20  American Select Portfolio

AMERICAN SELECT PORTFOLIO
(CONTINUED)
Description of Security                  Shares           Cost       Value (a)
-----------------------------------  ---------------  ------------  ------------

RELATED PARTY MONEY MARKET FUND (F) (1.1%):
      First American Prime
        Obligations Fund...........    1,522,278      $1,522,278... $  1,522,278
                                                      ------------  ------------

      Total Investments in
        Securities (g).............                   $183,950,907  $190,266,015
                                                      ------------  ------------
                                                      ------------  ------------

NOTES TO INVESTMENTS IN SECURITIES:
(a) Securities are valued in accordance with procedures described in note 2 in Notes to Financial Statements.
(b) On May 31, 2003, securities valued at $107,728,689 were pledged as collateral for the following outstanding reverse repurchase agreements:

                                                                            NAME OF
                                                                            BROKER
                        ACQUISITION                          ACCRUED    AND DESCRIPTION
       AMOUNT              DATE         RATE        DUE      INTEREST    OF COLLATERAL
---------------------   -----------   --------   ---------   --------   ---------------
     $17,544,847         5/15/2003     1.33%*    6/10/2003   $11,019           (1)
      28,924,890         5/15/2003     2.19%**   6/16/2003    29,947           (2)
     -----------                                             -------
     $46,469,737                                             $40,966
     ===========                                             =======

* RATE IS A NEGOTIATED FIXED RATE.
** INTEREST RATE AS OF MAY 31, 2003. RATE IS BASED ON THE LONDON INTERBANK
   OFFERED RATE (LIBOR) AND RESET MONTHLY.

NAME OF BROKER AND DESCRIPTION OF COLLATERAL:
       (1) MORGAN STANLEY;
          FHLMC, 5.50%, 1/1/18, $367,233 PAR
          FHLMC, 7.50%, 12/1/29, $2,194,654 PAR
          FNMA, 5.00%, 11/1/17, $2,838,470 PAR
          FNMA, 6.50%, 6/1/29, $6,355,848 PAR
          FNMA, 7.50%, 5/1/30, $603,354 PAR
          FNMA, 8.00%, 5/1/30, $193,728 PAR
       (2) MORGAN STANLEY;
          7 BROADWAY PLACE, 6.91%, 5/1/06, $3,384,045 PAR
          ADVANCED CIRCUITS AND HOPKINS II BUSINESS CENTER, 7.40%, 12/1/04, $3,778,975 PAR
          CAREER EDUCATION CORPORATION, 7.50%, 6/1/07, $3,350,091 PAR
          CASA DEL VISTA APARTMENTS, 8.40%, 1/1/08, $2,951,681 PAR
          CENTRE COURT, WHITE OAKS, AND GREEN ACRES APARTMENTS, 8.65%, 1/1/09, $3,907,080 PAR
          CHURCHILL PARK APARTMENTS I, 6.53%, 2/1/06, $8,650,000 PAR
          COMMUNITY COFFEE OFFICE BUILDING, 6.91%, 5/1/04, $4,904,413 PAR

             2003 SEMIANNUAL REPORT  21  American Select Portfolio

INVESTMENTS IN SECURITIES (Unaudited) continued

          EL CONQUISTADOR APARTMENTS, 7.65%, 4/1/09, $2,782,465 PAR GREENWOOD RESIDENCES, 7.63%, 4/1/08, $2,273,853 PAR
          HIDDEN COLONY APARTMENTS, 7.90%, 6/1/08, $2,985,305 PAR
          LAKEVILLE APARTMENTS, 7.90%, 5/1/08, $2,352,986 PAR
          LAMBERT GARDENS APARTMENTS, 6.90%, 2/1/08, $4,531,765 PAR NORTHLYNN PLAZA, 7.65%, 9/1/12, $3,964,777 PAR
          PARK VISTA APARTMENTS, 8.58%, 9/1/05, $2,200,000 PAR
          PARKWAY BUSINESS CENTER, 7.65%, 11/1/03, $3,622,770 PAR
          POINT PLAZA, 8.43%, 1/1/11, $6,255,860 PAR
          SHERIDAN PONDS APARTMENTS, 8.63%, 1/1/07, $6,998,888 PAR STERLING COURT APARTMENTS I, 6.90%, 2/1/06, $3,700,000 PAR
          THE OAKS OF LAKE BLUFF APARTMENTS, 8.40%, 2/1/06, $3,845,588 PAR TOWN SQUARE #6, 7.40%, 9/1/12, $4,063,837 PAR
          VICTORY PACKAGING FACILITY, 8.53%, 1/1/12, $2,572,219 PAR WOODSTOCK APARTMENTS I, 7.43%, 1/1/05, $8,300,000 PAR

   THE FUND HAS ENTERED INTO A LENDING COMMITMENT WITH MORGAN STANLEY. THE AGREEMENT PERMITS THE FUND TO ENTER INTO REVERSE REPURCHASE AGREEMENTS UP TO $60,000,000 USING WHOLE LOANS AS COLLATERAL. THE FUND PAYS A FEE OF 0.15% TO MORGAN STANLEY ON ANY UNUSED PORTION OF THE $60,000,000 LENDING COMMITMENT.

(c) Interest rates on commercial and multifamily loans are the rates in effect on May 31, 2003.
(d) Commercial and multifamily loans are described by the name of the mortgaged property. The geographical location of the mortgaged properties is presented below.

COMMERCIAL LOANS:
       7 BROADWAY PLACE - ALBUQUERQUE, NM
       ADVANCED CIRCUITS AND HOPKINS II BUSINESS CENTER - HOPKINS, MN BEST BUY - FULLERTON, CA
       CANYON PORTAL - SEDONA, CA
       CAREER EDUCATION CORPORATION - ORLANDO, FL
       COMMUNITY COFFEE OFFICE BUILDING - BATON ROUGE, LA
       GALTIER PLAZA - ST. PAUL, MN
       LANDMARK BANK CENTER I - EULESS, TX
       LANDMARK BANK CENTER II - EULESS, TX
       NORTHLYNN PLAZA - LYNNWOOD, WA
       PARKWAY BUSINESS CENTER - POWAY, CA
       PEONY PROMENADE - PLYMOUTH, MN
       POINT PLAZA - TUMWATER, WA
       POWAY LIBRARY PLAZA - POWAY, CA
       TOWN SQUARE #6 - OLYMPIA, WA
       VICTORY PACKAGING FACILITY - PHOENIX, AZ

MULTIFAMILY LOANS:
       CASA DEL VISTA APARTMENTS - CARSON CITY, NV
       CASTLE ARMS APARTMENTS - AUSTIN, TX
       CENTRE COURT, WHITE OAKS, AND GREEN ACRES APARTMENTS - NORTH CANTON AND MASSILLON, OH
       CHURCHILL PARK APARTMENTS I - SAN ANTONIO, TX
       CHURCHILL PARK APARTMENTS II - SAN ANTONIO, TX
       EL CONQUISTADOR APARTMENTS - TUCSON, AZ

             2003 SEMIANNUAL REPORT  22  American Select Portfolio

       EVERGREEN, NORTHVIEW, GREENWOOD, AND FERN COURT APARTMENTS - BUFFALO, MN GREENWOOD RESIDENCES - MITON, WA
       HIDDEN COLONY APARTMENTS - DORAVILLE, GA
       HUNTER'S MEADOW - COLORADO SPRINGS, CO
       LA CASA APARTMENTS - SPOKANE, WA
       LAKEVILLE APARTMENTS - LAKEVILLE, MN
       LAMBERT GARDENS APARTMENTS - PORTLAND, OR
       PARK VISTA APARTMENTS - REDMOND, WA
       PARKSIDE APARTMENTS - MORENO VALLEY, CA
       REVERE APARTMENTS - REVERE, MA
       SHERIDAN PONDS APARTMENTS - TULSA, OK
       SIGNATURE PARK APARTMENTS - BRYAN, TX
       STERLING COURT APARTMENTS I - KANSAS CITY, MO
       STERLING COURT APARTMENTS II - KANSAS CITY, MO
       SUMMIT CHASE APARTMENTS I - CORAL SPRINGS, FL
       SUMMIT CHASE APARTMENTS II - CORAL SPRINGS, FL
       THE OAKS OF LAKE BLUFF APARTMENTS - LAKE BLUFF, IL
       THE WILLOWS RETIREMENT AT BELLINGHAM - BELLINGHAM, WA
       WOODSTOCK APARTMENTS I - DALLAS, TX
       WOODSTOCK APARTMENTS II - DALLAS, TX
       WOODVINE PARK CONDOMINIUMS - HOUSTON, TX

(e) Securities purchased as part of a private placement which have not been registered with the Securities and Exchange Commission under the Securities Act of 1933 and are considered to be illiquid. On May 31, 2003, the total value of fair valued securities was $167,465,497 or 115.8% of total net assets.
(f) This money market fund is advised by U.S. Bancorp Asset Management which also serves as advisor for this Fund. See note 3 in Notes to Financial Statements.
(g) On May 31, 2003, the cost of investments in securities was $183,950,907. The aggregate gross unrealized appreciation and depreciation of investments in securities, based on this cost were as follows:


    GROSS UNREALIZED APPRECIATION.....................  $  6,415,002
    GROSS UNREALIZED DEPRECIATION.....................       (99,894)
                                                        ------------
      NET UNREALIZED APPRECIATION.....................  $  6,315,108
                                                        ============

FHLMC-FEDERAL HOME LOAN MORTGAGE CORPORATION
FNMA-FEDERAL NATIONAL MORTGAGE ASSOCIATION

             2003 SEMIANNUAL REPORT  23  American Select Portfolio

SHAREHOLDER UPDATE (Unaudited)

                ANNUAL MEETING RESULTS
                An annual meeting of the Fund's shareholders was held on October 1, 2002. Each matter voted upon at that meeting, as well as the number of votes cast for, against or withheld, the number of abstentions, and the number of broker non-votes with respect to such matters, are set forth below.

               (1) The Fund's shareholders elected the following eight
                    directors:

                                             SHARES      SHARES WITHHOLDING
                                           VOTED "FOR"   AUTHORITY TO VOTE
                                          -------------  ------------------
Roger A. Gibson.........................     9,729,987           249,267
Andrew M. Hunter III*...................     9,852,469           126,785
Leonard W. Kedrowski....................     9,845,115           134,139
John M. Murphy, Jr.**...................     9,729,882           249,372
Richard K. Riederer.....................     9,853,108           126,146
Joseph D. Strauss.......................     9,844,034           135,220
Virginia L. Stringer....................     9,843,658           135,596
James M. Wade...........................     9,851,039           128,215

* ANDREW M. HUNTER III TENDERED HIS RESIGNATION FROM THE BOARD OF DIRECTORS, EFFECTIVE DECEMBER 2002.
** JOHN M. MURPHY, JR. TENDERED HIS RESIGNATION FROM THE BOARD OF DIRECTORS, EFFECTIVE MAY 2003.

               (2) The Fund's shareholders ratified the selection by the Fund's board of directors of Ernst & Young LLP as the independent public accountants for the Fund for the most recently completed fiscal year ended November 30, 2002. The following votes were cast regarding this matter:

   SHARES           SHARES                      BROKER
 VOTED "FOR"    VOTED "AGAINST"   ABSTENTIONS  NON-VOTES
-------------  -----------------  -----------  ---------
  9,765,437         124,770           89,046      --

                HOW TO OBTAIN A COPY OF THE PROXY VOTING POLICY
                A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available (1) without charge upon request by calling 800.677.FUND; (2) at www.firstamericanfunds.com; and (3) on the U.S. Securities and Exchange Commission's website at http://www.sec.gov.

             2003 SEMIANNUAL REPORT  24  American Select Portfolio

BOARD OF DIRECTORS

ROGER GIBSON
Director of American Select Portfolio Inc.
Vice President, Cargo-United Airlines

LEONARD KEDROWSKI
Director of American Select Portfolio Inc.
Owner and President of Executive and Management Consulting, Inc.

RICHARD RIEDERER
Director of American Select Portfolio Inc.
Retired; former President and Chief Executive Officer of Weirton Steel

JOSEPH STRAUSS
Director of American Select Portfolio Inc.
Former Chairperson of First American Investment Funds, Inc.
Owner and President of Strauss Management Company

VIRGINIA STRINGER
Chairperson of American Select Portfolio Inc.
Owner and President of Strategic Management Resources, Inc.

JAMES WADE
Director of American Select Portfolio Inc.
Owner and President of Jim Wade Homes

AMERICAN SELECT PORTFOLIO INC.
2003 SEMIANNUAL REPORT

U.S. Bancorp Asset Management, Inc., a subsidiary of U.S. Bank National Association, is a separate entity and wholly owned subsidiary of U.S. Bancorp.


[RECYCLED SYMBOL] This document is printed on paper containing 10% postconsumer waste.

 7/2003    0100-03    SLA-SAR

ITEM 2 - Code of Ethics
RESPONSE:  Not applicable to semi-annual report

ITEM 3 - Audit Committee Financial Expert
RESPONSE:  Not applicable to semi-annual report

ITEM 4 - Principal Accountant Fees and Services
RESPONSE:  Not applicable to semi-annual report

ITEM 5 - Audit Committee of Listed Registrant
RESPONSE:  Not applicable to semi-annual report

ITEM 6 - Reserved

ITEM 7 - Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies
RESPONSE: Not applicable to semi-annual report

ITEM 8 - Reserved

ITEM 9  Controls and Procedures
RESPONSE:

(a) The registrant's Principal Executive Officer and Principal Financial Officer have evaluated the registrant's disclosure controls and procedures within 90 days of the date of this filing and have concluded that the registrant's disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-CSR was recorded, processed, summarized and reported timely. Notwithstanding this conclusion, the registrant's Principal Executive Officer and Principal Financial Officer seek continuous improvements to its disclosure controls and procedures.
(b) There were no significant changes in registrant's internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

ITEM 10 - EXHIBITS
10(a) - Code of Ethics
RESPONSE:  Not applicable to semi-annual report.

10(b) - Attach certifications (4 in total pursuant to Sections 302 and 906 for PEO/PFO).
RESPONSE: Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

American Select Portfolio Inc.

By /s/ Thomas S. Schreier, Jr.
   ---------------------------
   Thomas S. Schreier, Jr.
   President

Date: August 5, 2003

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/ Thomas S. Schreier, Jr.
   ---------------------------
   Thomas S. Schreier, Jr.
   President

Date: August 5, 2003

By /s/ Robert H. Nelson
   --------------------
   Robert H. Nelson
   Treasurer

Date: August 5, 2003